Acquisitions (Details Narrative) - USD ($)				1 Months Ended		12 Months Ended
	Dec. 01, 2016	Sep. 14, 2016	Mar. 05, 2016	Dec. 22, 2017	Oct. 27, 2017	Feb. 28, 2018	Feb. 28, 2017	Oct. 31, 2018	Dec. 07, 2017	Jul. 02, 2017
Common stock value						$ 845,098	$ 526,060
Total Compensation Expense and Purchase Price						853,955
Interest expense						374,331	19,040
Convertible note payable - related party (Note 8, 14)						468,493	400,000
Stock based compensation						3,524,123	$ 2,455,587
Congo Ltd. Acquisition [Member]
Common stock value									$ 840,000
December 7, 2017 [Member] | Congo Ltd. Acquisition [Member]
Common stock value						$ 840,000
Common stock, closing price						$ 0.28
Impairment expense						$ 926,252
Common stock granted to existing owners						3,000,000
Appointment.com Acquisition [Member]
Assets purchase agreement	1,625,000
Common stock value	$ 731,500
Total Compensation Expense and Purchase Price	$ 853,955
Comencia, Inc. Acquisition [Member]
Common stock value										$ 750,000
Comencia, Inc. Acquisition [Member] | July 1, 2017 [Member]
Common stock value						$ 750,000
Common stock, closing price						$ 0.30
Interest rate						3.00%
Note receivable						$ 55,000
Common stock granted to existing owners						2,500,000
Stock based compensation						$ 750,000
Cityinformation B V [Member]
Common stock value					$ 821,667
Common stock, closing price					$ 0.29
Impairment expense						795,508
Common stock granted to existing owners					2,833,333
Cloud.Market Acquisition [Member]
Impairment expense						67,500
Fiscal 2017 Stock Transactions [Member]
Aggregate shares							435,000
Fiscal 2017 Stock Transactions [Member] | Cloud.Market Acquisition [Member]
Common stock value			$ 60,000
Common stock shares Issued			750,000
Common stock shares issued value			$ 7,500
Rezserve Technologies [Member]
Convertible note payable				$ 400,000				$ 400,000
Interest expense						38,000
Impairment expense						1,445,292
Repayment of debt				30,000
Debts conversion amount converted				$ 210,000
Debt conversion converted instrument shares issued				1,100,000
Loss on conversion				$ 13,000
Non bearing interest						$ 160,000
Rezserve Technologies [Member] | Fiscal 2017 Stock Transactions [Member]
Common stock value		$ 1,080,000
Stock purchase agreement		100.00%
Aggregate purchased value		$ 1,480,000
Aggregate shares		3,000,000
Convertible note payable		$ 400,000
Interest rate		0.00%
Interest expense		$ 19,040
Convertible note payable - related party (Note 8, 14)		400,000
Impairment expense		$ 1,445,292